Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases Operating Abstract
Rental Expense Under Operating Lease Commitments	$ 63,000,000	$ 56,000,000	$ 60,000,000
Operating Leases Future Minimum Payments Due Abstract
Future Minimum Lease Payments Under Operating Lease 2012	57,000,000
Future Minimum Lease Payments Under Operating Lease 2013	57,000,000
Future Minimum Lease Payments Under Operating Lease 2014	55,000,000
Future Minimum Lease Payments Under Operating Lease 2015	54,000,000
Future Minimum Lease Payments Under Operating Lease 2016	54,000,000
Future Minimum Lease Payments Under Operating Lease Thereafter	730,000,000
Future Minimum Lease Payments Under Operating Lease Total	1,007,000,000
Leases Capital Abstract
Gross Value Of Leased Assets	95,000,000	97,000,000
Capital Leases Future Minimum Payments Due [Abstract]
Future Minimum Lease Payments Under Capital Leases 2012	14,000,000
Future Minimum Lease Payments Under Capital Leases 2013	11,000,000
Future Minimum Lease Payments Under Capital Leases 2014	10,000,000
Future Minimum Lease Payments Under Capital Leases 2015	9,000,000
Future Minimum Lease Payments Under Capital Leases 2016	9,000,000
Future Minimum Lease Payments Under Capital Leases Thereafter	125,000,000
Future Minimum Lease Payments Under Capital Leases Total	178,000,000
Future Minimum Lease Payments Under Capital Leases Less Imputed	106,000,000
Present Value Of Total Minimum Lease Payments	72,000,000
Electricity Purchase Contracts [Member]
Long-term Purchase Commitment [Line Items]
Purchases Under Long Term Contracts	2,500,000,000	2,400,000,000	2,100,000,000
Future Commitments 2012	2,800,000,000
Future Commitments 2013	2,412,000,000
Future Commitments 2014	2,034,000,000
Future Commitments 2015	1,995,000,000
Future Commitments 2016	1,979,000,000
Future Commitments Thereafter	23,887,000,000
Future Commitments Total	35,107,000,000
Fuel Purchase Contracts [Member]
Long-term Purchase Commitment [Line Items]
Purchases Under Long Term Contracts	1,700,000,000	1,700,000,000	1,200,000,000
Future Commitments 2012	1,980,000,000
Future Commitments 2013	1,187,000,000
Future Commitments 2014	790,000,000
Future Commitments 2015	663,000,000
Future Commitments 2016	661,000,000
Future Commitments Thereafter	4,875,000,000
Future Commitments Total	10,156,000,000
Other Purchase Contracts [Member]
Long-term Purchase Commitment [Line Items]
Purchases Under Long Term Contracts	1,700,000,000	1,600,000,000	2,700,000,000
Future Commitments 2012	1,831,000,000
Future Commitments 2013	1,454,000,000
Future Commitments 2014	1,209,000,000
Future Commitments 2015	968,000,000
Future Commitments 2016	883,000,000
Future Commitments Thereafter	9,496,000,000
Future Commitments Total	$ 15,841,000,000